Projects Under Construction as of June 30, 2022

Commitment/ Construction Start	HIT Projects	City	State		Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
3Q 2019	The Block at 803 Waimanu	Honolulu	HI		153	134	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase Three A	Boston	MA		135	135	511,510	$47,880,000	$64,040,973
4Q 2019	Cote Village	Boston	MA		76	76	415,960	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN		198	-	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN		218	-	544,190	$53,545,900	$69,580,136
4Q 2019	Brooklyn Crossing (18 Sixth Avenue at Pacific Park)	Brooklyn	NY		858	257	3,881,830	$100,000,000	$710,000,000
2Q 2020	Wrigleyville North Apartments	Chicago	IL		120	8	289,900	$34,982,300	$40,912,471
3Q 2020	Northpoint Apartments	Chicago	IL		304	304	226,220	$68,984,000	$86,804,801
3Q 2020	Old Colony Phase Three B4 & B9	Boston	MA		115	115	486,320	$42,449,000	$61,054,733
3Q 2020	Old Colony Phase Three C	Boston	MA		55	55	198,030	$36,430,000	$26,506,507
4Q 2020	Zvago Cooperative at Stillwater	Stillwater	MN		48	-	192,200	$15,825,900	$22,400,354
4Q 2020	Ventana Residences (99 Ocean)	San Francisco	CA		193	48	805,240	$52,000,000	$121,934,463
4Q 2020	Carl Mackley Houses	Philadelphia	PA		184	184	262,640	$13,800,000	$36,876,137
4Q 2020	Residences @ 150 Bagley	Detroit	MI		148	30	705,380	$47,791,901	$72,990,473
4Q 2020	Morrow (University and Fairview)	St. Paul	MN		243	243	476,130	$79,100,713	$68,486,408
4Q 2020	Jazzie Collins Apartments (53 Colton)	San Francisco	CA		96	96	368,640	$19,058,892	$52,515,971
4Q 2020	Pinzone Towers	Rocky River	OH		100	100	75,910	$6,583,800	$12,601,487
1Q 2021	Circle Park Apartments	Chicago	IL		418	418	292,010	$84,895,000	$163,806,449
1Q 2021	Heiwa Terrace Apartments	Chicago	IL		204	204	396,710	$28,500,000	$68,414,801
1Q 2021	Gateway Apartments	Chicago	IL		161	17	382,510	$43,500,000	$50,352,486
1Q 2021	Wilder Square	St. Paul	MN		136	136	157,100	$22,909,000	$33,108,000
2Q 2021	The Couture	Milwaukee	WI		322	-	1,464,510	$104,745,000	$159,255,248
2Q 2021	Heartland View Apartments	Wentzville	MO		201	-	354,360	$32,000,000	$37,377,307
2Q 2021	Morningside Court Apartments	Chicago	IL		171	171	105,240	$28,700,000	$56,425,536
2Q 2021	Amber Union	Falcon Heights	MN		125	125	371,940	$18,273,000	$55,604,667
2Q 2021	Old Cedar (Bloomington) Apartments	Bloomington	MN		68	68	150,360	$21,774,000	$19,169,071
3Q 2021	The American Cooperative of Anoka	Anoka	MN		87	-	292,850	$20,931,200	$34,728,425
3Q 2021	Granada Senior Apartments	San Antonio	TX		265	265	321,480	$37,000,000	$63,242,767
3Q 2021	Metro 19 Apartments	Roselle	IL		295	-	570,480	$65,928,000	$77,098,874
4Q 2021	311 West 42nd Street	Manhattan	NY		330	83	1,995,680	$50,000,000	$337,700,000
4Q 2021	Peregrine Apartments	Minneapolis	MN		163	163	363,130	$55,587,970	$55,711,262
4Q 2021	The Crest Apartments	Brooklyn Center	MN		171	171	192,720	$25,014,942	$40,052,670
1Q 2022	Zenith	Duluth	MN		122	13	334,360	$26,682,200	$49,084,470
1Q 2022	Southern Hills/Orlando	Decatur	IL		212	212	109,000	$21,810,000	$40,873,063
2Q 2022	Greenway Apartments	Minneapolis	MN		86	86	176,070	$12,327,300	$26,847,568
2Q 2022	Rise on 7	St. Louis Park	MN		120	120	264,020	$35,103,700	$40,355,688
2Q 2022	Covent Apartments	Chicago	IL		30	30	97,930	$4,900,000	$17,763,640
2Q 2022	42nd & Central	Columbia Heights	MN		62	62	140,880	$10,631,900	$21,899,161
2Q 2022	Edwin Berry Manor Apartments	Chicago	IL		57	56	45,010	$5,752,000	$12,521,150
2Q 2022	Ladder 260	Minneapolis	MN		90	90	203,510	$18,219,487	$34,281,708

	HIT Projects	40			7,140	4,275	19,106,440	$1,472,264,505	$3,098,739,125

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	-	-	216,970	$8,000,000	$23,420,528
3Q 2020	Sugar Hill	Detroit	MI	54,760	68	20	314,560	$14,500,000	$35,080,214
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$50,851,200
1Q 2022	Toledo Innovation Center	Toledo	OH	107,000	-	-	399,810	$10,000,000	$32,841,131
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	4		246,260	68	20	1,130,030	$40,500,000	$142,193,073

	Grand Total	44			7,208	4,295	20,236,470	$1,512,764,505	$3,240,932,198

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of June 30, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.